UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2003
                                                ------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION

Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          OCTOBER    , 2003
 ----------------------------   -----------------------    -----------------
         [Signature]                 [City, State]              [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                     102
                                                  -------------------------

Form 13F Information Table Value Total:                 179,035
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/02


                                                Market                 Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer  & of Class       Number         (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------
Coca-Cola Company                 191216100     13,416        312302      312302                                             312302
Exxon Mobil Corporation           30231G102      8,013        218941      218941                                             218941
Microsoft Corp.                   594918104      7,450        268077      268077                                             268077
General Electric Co               369604103      6,068        203551      203551                                             203551
American Express Co               025816109      5,938        131775      131775                                             131775
Johnson & Johnson                 478160104      5,810        117326      117326                                             117326
Merck & Co Inc                    589331107      4,998         98739       98739                                              98739
T Rowe Price Group.               74144T108      4,563        110580      110580                                             110580
Paychex Inc.                      704326107      4,543        133880      133880                                             133880
Bank of America Corp              060505104      4,363         55902       55902                                              55902
American Int'l Group              026874107      4,169         72252       72252                                              72252
Intl Game Technology              448947101      3,844        136560      136560                                             136560
Jefferson Pilot Corp              475070108      3,638         81985       81985                                              81985
Suntrust Banks Inc                867914103      3,543         58681       58681                                              58681
Georgia Bank Fin Corp             373127109      3,530         65370       65370                                              65370
Hershey Foods Corp                427866108      3,250         44716       44716                                              44716
I Shares US Total Mkt.            464287846      3,210         68050       68050                                              68050
Anheuser-Busch Co Inc             035229103      3,197         64800       64800                                              64800
Wal-Mart Stores                   931142103      3,144         56291       56291                                              56291
FedEx Corp                        31428X106      3,008         46694       46694                                              46694
3M Company                        88579Y101      2,924         42338       42338                                              42338
Mediacom Communications
 Corp ClA                         58446K105      2,677        398984      398984                                             398984
Diebold Inc                       253651103      2,188         43200       43200                                              43200
St Joe Company                    790148100      2,082         64900       64900                                              64900
Charles Schwab Corp               808513105      2,056        172590      172590                                             172590
Royal Dutch Pete                  780257804      1,967         44508       44508                                              44508
BerkshireHathawayClB              084670207      1,872           750         750                                                750
Wachovia Corp                     929903102      1,842         44708       44708                                              44708
Intuit Inc                        461202103      1,825         37825       37825                                              37825
Cousins Properties Inc            222795106      1,805         65050       65050                                              65050
Stan&Poors Dep Recs.              78462F103      1,776         17765       17765                                              17765
Pfizer Inc.                       717081103      1,751         57636       57636                                              57636
PepsiCo Incorporated              713448108      1,597         34852       34852                                              34852
ConocoPhillips                    20825C104      1,546         28236       28236                                              28236
Intern'l Business Mach            459200101      1,509         17086       17086                                              17086
Newmont Mining Corp               651639106      1,509         38600       38600                                              38600
Duke Realty                       264411505      1,419         48600       48600                                              48600
Block (H&R) Inc                   093671105      1,404         32540       32540                                              32540
Cisco Systems                     17275R102      1,382         70735       70735                                              70735
Tribune Company                   896047107      1,336         29100       29100                                              29100
Health Care Ppty Inv Inc          421915109      1,322         28300       28300                                              28300
Zimmer Holdings Inc               98956P102      1,292         23440       23440                                              23440
Equity Rsntl Pptys Tr             29476L107      1,283         43804       43804                                              43804
Walt Disney Holdings Co           254687106      1,276         63265       63265                                              63265
Forest Laboratories Inc           345838106      1,214         23600       23600                                              23600
Intel Corp                        458140100      1,210         43997       43997                                              43997
Carnival Corp                     143658300      1,187         36100       36100                                              36100
Church & Dwight Co                171340102      1,169         33400       33400                                              33400
Thornburg Mortgage Inc            885218107      1,054         41600       41600                                              41600
Southtrust Corp                   844730101      1,046         35603       35603                                              35603
Alltel Corp.                      020039103      1,019         22000       22000                                              22000
Brown Forman Corp                 115637209      1,013         12800       12800                                              12800
Medco Health Solutions Inc        58405U102        977         37686       37686                                              37686
T I B Financial Corp              872449103        933         51000       51000                                              51000
Young Innovations Inc             987520103        890         27800       27800                                              27800
AGL Resources Inc                 047753108        851         30202       30202                                              30202
Cintas Corp                       172909105        845         22950       22950                                              22950
Gillette Co                       375766102        830         25965       25965                                              25965
Nasdaq 100 Trust Ser 1            631100104        801         24700       24700                                              24700
Royal Bank Scotland
 prd D 9.125%                     780097606        782         28600       28600                                              28600
Procter & Gamble Co               742718109        745          8024        8024                                               8024
General Dynamics Corp             369550108        734          9400        9400                                               9400
CitiGroup Inc                     172967101        716         15740       15740                                              15740
BellSouth Corp                    079860102        703         29705       29705                                              29705
Kimberly Clark Corp               494368103        686         13362       13362                                              13362
SBC Communications                78387G103        661         29700       29700                                              29700
Delta & Pine Land Co              247357106        605         26286       26286                                              26286
Polaris Industries Inc            731068102        594          8017        8017                                               8017
Home Depot                        437076102        578         18155       18155                                              18155
PetroChina Co                     71646E100        554         16500       16500                                              16500
Barrick Gold Corp.                02451E109        535         28400       28400                                              28400
Amgen Inc                         031162100        521          8068        8068                                               8068
Cross Timbers Royalty Tr          22757R109        457         21750       21750                                              21750
Genuine Parts Co                  372460105        425         13300       13300                                              13300
Dover Corporation                 260003108        424         12000       12000                                              12000
Dominion Res Inc Va New           25746U109        403          6509        6509                                               6509
Deere & Co                        244199105        400          7500        7500                                               7500
Georgia Pwr Cap V 7.125           37333R308        378         14200       14200                                              14200
Sunrise Assisted Living           86768K106        378         14400       14400                                              14400
Macrovision                       555904101        362         19600       19600                                              19600
Marsh & McLennan Co Inc.          571748102        357          7493        7493                                               7493
Clarcor Inc                       179895107        312          8000        8000                                               8000
Southern Company                  842587107        309         10540       10540                                              10540
Bristol Myers Squibb Co           110122108        309         12031       12031                                              12031
Verizon Communications            92343V104        282          8697        8697                                               8697
Swiss Helvetia Fund Inc           870875101        273         24946       24946                                              24946
ChevronTexaco Corp                721467108        266          3728        3728                                               3728
Duke Energy                       264399106        264         14845       14845                                              14845
Abbott Labs                       002824100        251          5890        5890                                               5890
BB&T Corp                         054937107        250          6962        6962                                               6962
Regions Finl Corp                 758940100        248          7244        7244                                               7244
Colgate-Palmolive Co              194162103        246          4401        4401                                               4401
Dell Inc                          24702R101        243          7275        7275                                               7275
State Street Corp                 857477103        232          5146        5146                                               5146
JM Smuckers Co                    832696405        212          5020        5020                                               5020
Emerson Electric Co               291011104        211          4000        4000                                               4000
Internap Network Services Corp    45885A102        173        140698      140698                                             140698
Fidelity Southern Corp            316320100        143         10560       10560                                              10560
Flag Financial Corp               33832H107        139         10365       10365                                              10365
Universal Display Cp              91347P105        126         12100       12100                                              12100
Migratec Inc                      598622108          0         20000       20000                                              20000
Earth Search Science Inc          270313109          0        130000      130000                                             130000

All Other less than 10000
 shares and less than $200,000                   6,177        248458      248458                                             248458

TOTALS:                                        179,035     5,322,302   5,322,302                                          5,322,302


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